OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER CURRENT LIABILITIES [Abstract]
Components of other current liabilities

(in thousands of $)	2021	2020
Liability for UK tax leases (note 29)	(71,739)	—
Day 1 gain deferred revenue - current portion (1) (note 24)	(38,242)	(9,950)
Deferred operating cost and charterhire revenue	(17,486)	(12,330)
Mark-to-market interest rate swaps valuation (note 27)	(17,300)	(44,315)
Current portion of operating lease liability (note 13)	(3,838)	(5,005)
Mark-to-market foreign exchange swaps valuation (note 27)	—	(1,310)
Other (2)	(1,775)	(12,509)
	(150,380)	(85,419)

(1) “Day 1 gain deferred revenue - current portion” refers to the liability upon recognition of the oil derivative embedded in the Hilli LTA of $10.0 million and the gas derivative indexed to the TTF of $28.3 million which arises from the 2022 contracted capacity of the Hilli LTA.

(2) Included in “Other” is dividend payable for lessor VIE of $nil and $7.5 million at December 31, 2021 and 2020, respectively.